INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 12,594,247		$ 21,761,359
Land		2,186,355		3,183,588
Other assets		5,189,673		7,521,845
Operating Limited Partnerships Assets		19,970,275		32,466,792
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		34,764,622		49,589,030
Accounts payable and accrued expenses		1,413,960		1,586,166
Other liabilities		2,184,814		2,459,784
Operating Limited Partnerships Liabilities		38,363,396		53,634,980
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	$ (18,061,110)	(18,061,110)	$ (21,181,424)	(21,181,424)
Other partners		(332,011)		13,236
Operating Limited Partnerships Partners Capital		(18,393,121)		(21,168,188)
Operating Limited Partnerships Liabilities And Stockholders Equity		19,970,275		32,466,792
Series 15 [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		1,336,447		3,938,014
Land		269,933		635,918
Other assets		1,240,791		2,262,377
Operating Limited Partnerships Assets		2,847,171		6,836,309
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		5,852,078		11,286,992
Accounts payable and accrued expenses		116,060		197,651
Other liabilities		109,334		212,111
Operating Limited Partnerships Liabilities		6,077,472		11,696,754
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(3,347,710)	(3,347,710)	(4,961,457)	(4,961,457)
Other partners		117,409		101,012
Operating Limited Partnerships Partners Capital		(3,230,301)		(4,860,445)
Operating Limited Partnerships Liabilities And Stockholders Equity		2,847,171		6,836,309
Series 16 [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		4,469,768		8,446,974
Land		652,676		1,094,624
Other assets		2,003,378		3,028,240
Operating Limited Partnerships Assets		7,125,822		12,569,838
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		10,783,507		16,669,540
Accounts payable and accrued expenses		157,464		150,036
Other liabilities		589,241		618,411
Operating Limited Partnerships Liabilities		11,530,212		17,437,987
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(4,429,139)	(4,429,139)	(4,962,510)	(4,962,510)
Other partners		24,749		94,361
Operating Limited Partnerships Partners Capital		(4,404,390)		(4,868,149)
Operating Limited Partnerships Liabilities And Stockholders Equity		7,125,822		12,569,838
Series 17 [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		1,556,272		2,052,766
Land		266,600		326,600
Other assets		620,829		720,476
Operating Limited Partnerships Assets		2,443,701		3,099,842
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		4,211,695		5,206,589
Accounts payable and accrued expenses		567,386		537,964
Other liabilities		280,313		296,885
Operating Limited Partnerships Liabilities		5,059,394		6,041,438
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(2,682,334)	(2,682,334)	(3,037,016)	(3,037,016)
Other partners		66,641		95,420
Operating Limited Partnerships Partners Capital		(2,615,693)		(2,941,596)
Operating Limited Partnerships Liabilities And Stockholders Equity		2,443,701		3,099,842
Series 18 [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		4,774,203		5,505,374
Land		835,966		856,966
Other assets		1,005,956		1,055,463
Operating Limited Partnerships Assets		6,616,125		7,417,803
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		11,175,137		11,504,690
Accounts payable and accrued expenses		412,199		469,370
Other liabilities		647,845		743,446
Operating Limited Partnerships Liabilities		12,235,181		12,717,506
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(5,123,890)	(5,123,890)	(5,049,886)	(5,049,886)
Other partners		(495,166)		(249,817)
Operating Limited Partnerships Partners Capital		(5,619,056)		(5,299,703)
Operating Limited Partnerships Liabilities And Stockholders Equity		6,616,125		7,417,803
Series 19 [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		457,557		1,818,231
Land		161,180		269,480
Other assets		318,719		455,289
Operating Limited Partnerships Assets		937,456		2,543,000
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		2,742,205		4,921,219
Accounts payable and accrued expenses		160,851		231,145
Other liabilities		558,081		588,931
Operating Limited Partnerships Liabilities		3,461,137		5,741,295
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	$ (2,478,037)	(2,478,037)	$ (3,170,555)	(3,170,555)
Other partners		(45,644)		(27,740)
Operating Limited Partnerships Partners Capital		(2,523,681)		(3,198,295)
Operating Limited Partnerships Liabilities And Stockholders Equity		$ 937,456		$ 2,543,000